SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Dec. 31, 2022	Dec. 31, 2021
Brookfield Renewable Partners L.P. (“BEP”)4
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	51.70%	51.70%
Brookfield Infrastructure Partners L.P. (“BIP”)5
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	72.90%	72.80%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	34.80%	35.60%
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	25.00%